Document and Entity Information Document	Feb. 16, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Feb. 16, 2021
Entity Registrant Name	INNOVID CORP.
Entity Central Index Key	0001835378
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	333-252440
Entity Tax Identification Number	87-3769599
Entity Address, Address Line One	30 Irving Place
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	966-7555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Innovid Corp., formerly known as ION Acquisition Corp. 2 Ltd. (the “Company”) is filing this Amendment No.1 to its Current Report on this Form 8-K/A for the Initial Public Offering date of February 16, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 22, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of February 16, 2021 on Form 8-K, as further described below.This amended and restated report on Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this Amendment No.1 on Form 8-K/A should be read in conjunction with our filings with the SEC subsequent to the date on which we filed the Original Form 8-K.The Company is filing this First Amendment on Form 8-K/A to reflect the restatement of the Company’s audited balance sheet as of February 16, 2021, to correct errors in the Company’s accounting for complex financial instruments.
Class A ordinary share, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	CTV
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CTV.WS
Security Exchange Name	NYSE